UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 51.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.93%, with various maturities to 2037(1)	$1,572		$1,627,912
1.937%, with various maturities to 2022(1)	1,681		1,719,067
2.127%, with maturity at 2035(1)	3,116		3,177,620
2.225%, with maturity at 2034(1)	4,700		4,961,937
2.315%, with maturity at 2020(1)	253		257,393
2.42%, with maturity at 2038(1)	3,883		4,180,613
2.423%, with maturity at 2035(1)	7,792		8,315,441
2.427%, with maturity at 2036(1)	3,573		3,811,277
2.441%, with maturity at 2033(1)	1,772		1,889,826
2.446%, with maturity at 2035(1)(2)	10,134		10,814,787
2.46%, with maturity at 2023(1)	1,007		1,037,832
2.512%, with maturity at 2036(1)	4,192		4,487,199
2.574%, with maturity at 2022(1)	117		119,958
2.859%, with maturity at 2025(1)	871		915,498
2.878%, with maturity at 2035(1)	2,568		2,733,740
2.923%, with maturity at 2034(1)	1,411		1,503,832
3.068%, with maturity at 2032(1)	844		862,028
3.152%, with maturity at 2029(1)	521		527,879
3.862%, with maturity at 2034(1)	512		557,110
4.085%, with maturity at 2037(1)	3,038		3,304,282
4.391%, with maturity at 2030(1)	874		950,963
4.43%, with maturity at 2032(1)	646		685,456
4.50%, with various maturities to 2035	2,594		2,752,265
4.709%, with maturity at 2033(1)	3,426		3,742,291
5.00%, with various maturities to 2018	1,344		1,403,153
5.50%, with various maturities to 2018	661		687,150
6.00%, with various maturities to 2035(2)	4,953		5,683,281
6.50%, with maturity at 2017	376		390,258
7.00%, with various maturities to 2035	1,036		1,207,512
7.50%, with various maturities to 2017	3		2,585
8.00%, with various maturities to 2025	81		83,827
9.25%, with maturity at 2017	0	(3)	504

			$74,394,476

Federal National Mortgage Association:
1.93%, with various maturities to 2035(1)	$3,876		$4,026,378
1.937%, with various maturities to 2037(1)	2,872		2,983,537
2.037%, with maturity at 2031(1)	2,683		2,741,191
2.039%, with maturity at 2018(1)	16		16,410
2.074%, with maturity at 2038(1)	999		1,020,334
2.225%, with maturity at 2037(1)	3,657		3,780,297
2.307%, with various maturities to 2037(1)	5,547		5,861,011
2.311%, with maturity at 2033(1)	964		1,021,997
2.327%, with maturity at 2040(1)	1,159		1,225,969
2.356%, with maturity at 2036(1)	961		1,023,836
2.364%, with maturity at 2035(1)	2,853		3,059,574

Security	Principal Amount (000’s omitted)	Value
2.373%, with maturity at 2039(1)	$6,081	$6,523,552
2.412%, with maturity at 2033(1)	8,735	9,320,962
2.444%, with maturity at 2029(1)	108	109,867
2.446%, with maturity at 2036(1)	4,291	4,589,879
2.504%, with maturity at 2028(1)	2,273	2,402,175
2.52%, with maturity at 2020(1)	396	395,615
2.55%, with maturity at 2034(1)	1,538	1,638,452
2.563%, with maturity at 2038(1)	1,753	1,880,011
2.594%, with maturity at 2030(1)	373	381,280
2.611%, with maturity at 2036(1)	288	295,956
2.65%, with maturity at 2018	127	127,423
2.666%, with maturity at 2019(1)	741	758,519
2.75%, with maturity at 2018(1)	14	13,783
2.793%, with maturity at 2030(1)	1,346	1,387,795
2.839%, with maturity at 2030(1)	999	1,056,353
2.945%, with maturity at 2021(1)	385	394,884
3.011%, with maturity at 2036(1)	958	988,420
3.223%, with maturity at 2034(1)	2,484	2,667,796
3.488%, with maturity at 2021(1)	361	372,471
3.594%, with maturity at 2026(1)	759	822,698
3.627%, with maturity at 2034(1)	3,976	4,323,960
3.713%, with maturity at 2035(1)	1,489	1,619,527
3.716%, with maturity at 2021(1)	598	619,395
3.776%, with maturity at 2036(1)	261	276,395
3.85%, with maturity at 2036(1)	2,189	2,380,755
3.862%, with maturity at 2035(1)	1,046	1,137,189
3.948%, with maturity at 2034(1)	2,505	2,724,398
4.095%, with maturity at 2035(1)	1,766	1,932,748
4.105%, with maturity at 2033(1)	876	965,118
4.332%, with maturity at 2034(1)	692	752,053
4.52%, with maturity at 2034(1)	1,064	1,156,617
4.542%, with maturity at 2029(1)	1,717	1,867,333
4.68%, with maturity at 2034(1)	1,841	2,009,382
5.00%, with various maturities to 2019	2,043	2,140,501
6.00%, with various maturities to 2031	834	942,694
6.32%, with maturity at 2032(1)	337	374,986
6.50%, with maturity at 2036	7,841	9,044,743
7.00%, with various maturities to 2037	6,703	7,876,184
8.00%, with maturity at 2034	1,059	1,244,995
8.794%, with maturity at 2018(1)	42	44,261
9.50%, with maturity at 2022	152	169,661

		$106,491,320

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$422	$432,329
2.00%, with maturity at 2026(1)	217	224,163
5.00%, with maturity at 2018	759	796,304
8.25%, with maturity at 2020	100	110,245
9.00%, with maturity at 2017	50	52,494

		$1,615,535

Total Mortgage Pass-Throughs (identified cost $179,239,430)		$182,501,331

Collateralized Mortgage Obligations — 22.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.337%, 10/15/22(4)	$38	$37,753
Series 2135, Class JZ, 6.00%, 3/15/29	1,622	1,815,855
Series 3030, (Interest Only), Class SL, 5.913%, 9/15/35(5)(6)	5,280	906,007
Series 3114, (Interest Only), Class TS, 6.463%, 9/15/30(5)(6)	12,726	2,136,402
Series 3339, (Interest Only), Class JI, 6.403%, 7/15/37(5)(6)	4,331	750,206
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(5)	8,033	854,085
Series 3910, Class SC, 8.625%, 8/15/41(6)	369	382,428
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(5)	5,501	862,535
Series 4109, (Interest Only), Class SA, 6.013%, 9/15/32(5)(6)	5,130	1,083,562
Series 4319, Class SY, 7.549%, 3/15/44(6)	1,160	1,153,716
Series 4336, Class GU, 3.50%, 2/15/53	2,819	2,861,000
Series 4385, Class SC, 8.898%, 9/15/44(6)	3,873	4,128,970
Series 4407, Class LN, 8.885%, 12/15/43(6)	1,344	1,448,614
Series 4443, Class KJ, 3.00%, 9/15/44	2,453	2,479,555
Series 4443, Class ZJ, 3.00%, 9/15/44	104	104,944
Series 4452, (Interest Only), Class SP, 6.013%, 10/15/43(5)(6)	11,797	1,919,513

		$22,925,145

Federal National Mortgage Association:
Series G93-17, Class FA, 1.191%, 4/25/23(4)	$94	$95,755
Series G93-36, Class ZQ, 6.50%, 12/25/23	423	473,769
Series G97-4, Class FA, 0.986%, 6/17/27(4)	372	376,917
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(5)	1,126	203,817
Series 1993-203, Class PL, 6.50%, 10/25/23	418	469,745
Series 1993-250, Class Z, 7.00%, 12/25/23	3	3,076
Series 1994-14, Class F, 2.287%, 10/25/23(4)	455	466,118
Series 2001-4, Class GA, 9.413%, 4/17/25(7)	53	58,993
Series 2004-60, (Interest Only), Class SW, 6.86%, 4/25/34(5)(6)	6,396	1,259,799
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(5)	4,842	1,391,877
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(5)(6)	3,721	721,394
Series 2007-99, (Interest Only), Class SD, 6.21%, 10/25/37(5)(6)	6,011	1,010,295
Series 2007-102, (Interest Only), Class ST, 6.25%, 11/25/37(5)(6)	2,960	517,585
Series 2009-48, Class WA, 5.834%, 7/25/39(7)	1,196	1,352,446
Series 2009-62, Class WA, 5.566%, 8/25/39(7)	1,899	2,142,212
Series 2009-93, (Interest Only), Class SC, 5.96%, 11/25/39(5)(6)	10,554	1,873,122
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(5)	3,560	154,274
Series 2010-135, (Interest Only), Class SD, 5.81%, 6/25/39(5)(6)	6,119	810,788
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(5)	5,936	380,907
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	1,068	1,212,035
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(5)	4,220	984,179
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(5)	7,557	625,343
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(5)	12,990	1,540,376
Series 2012-103, (Interest Only), Class GS, 5.91%, 2/25/40(5)(6)	16,478	2,664,074
Series 2012-147, (Interest Only), Class SA, 5.91%, 1/25/43(5)(6)	4,859	1,011,459
Series 2012-73, (Interest Only), Class MS, 5.86%, 5/25/39(5)(6)	8,092	1,198,848
Series 2012-86, (Interest Only), Class CS, 5.91%, 4/25/39(5)(6)	6,513	1,028,374
Series 2014-41, (Interest Only), Class SA, 5.86%, 7/25/44(5)(6)	7,892	1,807,251
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(5)	7,541	1,583,691
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(5)	7,192	1,468,224
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(5)	10,504	1,914,510

Security	Principal Amount (000’s omitted)	Value
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(5)	$5,990	$1,175,178
Series 2015-31, (Interest Only), Class SG, 5.91%, 5/25/45(5)(6)	9,598	1,784,288
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(5)	7,451	1,188,476
Series 2015-42, Class SC, 7.952%, 5/25/45(6)	2,156	2,155,718

		$37,104,913

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.812%, 11/20/39(5)(6)	$20,530	$2,704,893
Series 2011-48, (Interest Only), Class SD, 6.482%, 10/20/36(5)(6)	7,780	849,168
Series 2011-156, Class GA, 2.00%, 12/16/41	3,363	3,014,806
Series 2014-58, Class US, 13.003%, 4/20/44(6)	365	368,427
Series 2014-146, Class S, 5.868%, 10/20/44(6)	2,997	3,035,723
Series 2015-10, Class XS, 5.868%, 1/20/45(6)	5,045	5,113,657
Series 2015-62, Class PQ, 3.00%, 5/20/45	4,483	4,524,846

		$19,611,520

Total Collateralized Mortgage Obligations (identified cost $78,520,189)		$79,641,578

U.S. Government Agency Obligations — 18.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$2,500	$2,500,930
3.95%, 8/6/37	12,000	12,440,784

		$14,941,714

Federal Home Loan Bank:
2.375%, 3/14/25	$10,000	$9,741,880
3.50%, 9/14/29	10,000	10,443,880
5.50%, 7/15/36	4,000	5,291,024
5.75%, 6/12/26	6,000	7,651,080

		$33,127,864

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$17,755,760

		$17,755,760

Total U.S. Government Agency Obligations (identified cost $61,342,791)		$65,825,338

Short-Term Investments — 6.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(8)	$22,260	$22,260,030

Total Short-Term Investments (identified cost $22,260,030)		$22,260,030

Total Investments — 99.3% (identified cost $341,362,440)		$350,228,277

Interest Rate Swaptions Written — (0.3)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$50,000,000	$(937,543)

Total Interest Rate Swaptions Written (Premium received $1,325,000)				$(937,543)

Other Assets, Less Liabilities — 1.0%				$3,492,477

Net Assets — 100.0%				$352,783,211

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Principal amount is less than $500.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $36,962.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$343,331,059

Gross unrealized appreciation	$11,728,631
Gross unrealized depreciation	(4,831,413)

Net unrealized appreciation	$6,897,218

A summary of open financial instruments at July 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/15	220 U.S. 2-Year Treasury Note	Short	$(48,125,000)	$(48,193,750)	$(68,750)
9/15	553 U.S. 5-Year Treasury Note	Short	(66,047,875)	(66,273,594)	(225,719)
9/15	320 U.S. 10-Year Treasury Note	Short	(40,111,547)	(40,780,000)	(668,453)
9/15	86 U.S. Long Treasury Bond	Short	(12,848,000)	(13,410,625)	(562,625)
9/15	142 U.S. Ultra-Long Treasury Bond	Long	22,547,737	22,653,438	105,701

					$(1,419,846)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$115,639
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	66,389

						$182,028

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

There was no written swaptions activity for the fiscal year to date ended July 31, 2015.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Written swaptions	$—		$(937,543)
Futures contracts	105,701	(1)	(1,525,547	)(1)
Swap contracts	182,028		—

Total	$287,729		$(2,463,090)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$182,501,331	$—	$182,501,331
Collateralized Mortgage Obligations	—	79,641,578	—	79,641,578
U.S. Government Agency Obligations	—	65,825,338	—	65,825,338
Short-Term Investments	—	22,260,030	—	22,260,030
Total Investments	$—	$350,228,277	$—	$350,228,277
Futures Contracts	$105,701	$—	$—	$105,701
Swap Contracts	—	182,028	—	182,028
Total	$105,701	$350,410,305	$—	$350,516,006

Liability Description
Interest Rate Swaptions Written	$—	$(937,543)	$—	$(937,543)
Futures Contracts	(1,525,547)	—	—	(1,525,547)
Total	$(1,525,547)	$(937,543)	$—	$(2,463,090)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015